Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable, net	$ 31,731	$ 35,395